Significant Accounting Policies - Estimated Useful Lives of the Group's Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	15 Years
Bottom of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 Years
Bottom of range [member] | Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	2 Years
Top of range [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	40 Years
Top of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	15 Years
Top of range [member] | Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	10 Years